Related party transactions - Analysis of Related Party Payable Balances (Details) $ in Millions		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Total related party liabilities		$ 433	$ 433			$ 433	$ 258
Amounts due to related parties - current		(7)	(7)			(7)	(19)
Long-term debt due to related parties		(426)	(426)			(426)	(239)
Write off of unamortized debt discount			87	$ 0	$ 0	87	0
Fair value measurement on deconsolidation of VIE	[1]			0	0	509	0
Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities		426	426			$ 426	0
Interest expense on related party payable				$ 7	$ 7		14
Related party loans payable | Minimum
Related Party Transaction [Line Items]
Interest rate on related party payable						1.00%
Related party loans payable | Maximum
Related Party Transaction [Line Items]
Interest rate on related party payable						4.50%
Trading balances
Related Party Transaction [Line Items]
Total related party liabilities		7	7			$ 7	19
Ship Finance SPV's | Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities		0	0			0	239
Debt principal outstanding							$ 314
Due to related parties, carrying value prior to deconsolidation		933	933			933
Due to related parties, fair value at deconsolidation		424	$ 424			424
Write off of unamortized debt discount		$ 2
Fair value measurement on deconsolidation of VIE						$ 509
Ship Finance SPV's | Related party loans payable | Discounted cash flow | Discount rate
Related Party Transaction [Line Items]
Fair value, cost of debt percent		0.37	0.37			0.37

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.